Loan Quality and the Allowance for Loan Losses - Troubled Debt Restructurings of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013 Loan
Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	8
Pre-modification outstanding recorded investment	$ 1,408
Post-modification outstanding recorded investment	1,261
Charge offs against the allowance for loan loss for impairment recognized at modification	180
Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Residential Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	5
Pre-modification outstanding recorded investment	967
Post-modification outstanding recorded investment	852
Charge offs against the allowance for loan loss for impairment recognized at modification	146
Residential Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Commercial Mortgage [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	1
Pre-modification outstanding recorded investment	265
Post-modification outstanding recorded investment	245
Charge offs against the allowance for loan loss for impairment recognized at modification	20
Commercial Mortgage [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Construction [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Construction [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Commercial Business [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Commercial Business [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Home Equity Loans [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans	2
Pre-modification outstanding recorded investment	176
Post-modification outstanding recorded investment	164
Charge offs against the allowance for loan loss for impairment recognized at modification	14
Home Equity Loans [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Home Equity Lines of Credit [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Home Equity Lines of Credit [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Other Consumer [Member] | Originated and Purchased Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification
Other Consumer [Member] | Loans Acquired at Fair Value [Member]
Financing Receivable, Modifications [Line Items]
Number of loans
Pre-modification outstanding recorded investment
Post-modification outstanding recorded investment
Charge offs against the allowance for loan loss for impairment recognized at modification